Current assets - cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Current assets - cash and cash equivalents [Abstract]
Cash at bank	$ 10,843	$ 21,001
Cash on deposit	7,020	4,058
Cash and cash equivalents	$ 17,863	$ 25,059	$ 35,715